LEASES - Operating lease related assets and liabilities (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	¥ 23,547,193	$ 3,240,202	¥ 3,489,875
Less: impairment	0		(834,975)	¥ 0
Rights of use lease assets, net	23,547,193	3,240,202	2,654,900
Operating lease liabilities - current	3,741,247	514,812	3,066,146
Operating lease liabilities - non-current	3,971,285	546,467	25,144
Total operating lease liabilities	¥ 7,712,532	$ 1,061,279	¥ 3,091,290